Other Receivables and Prepaid Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of other receivable and prepaid expenses
Other receivables and deposits	$ 159,374	$ 134,291
Prepaid expenses		90,202
Due from staff and others		1,227
Total	$ 159,374	$ 225,720